Related Party Transaction and Balances (Details) - Schedule of transactions with related parties - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Rental revenue:
Revenue from Related Parties	¥ 906,667	¥ 1,668,572	¥ 2,373,333
Loans lent to related parties:
Payments to Fund Long-term Loans to Related Parties		22,161,208	26,471,645
Repayments of loans to related parties:
Repayments of loans to related parties		28,139,563	17,828,445
Ms. Fen Ye [Member]
Loans lent to related parties:
Payments to Fund Long-term Loans to Related Parties			3,171,645
Repayments of loans to related parties:
Repayments of loans to related parties			506,800
Proceeds from short-term borrowings from related parties:
Proceeds from short-term borrowings from related parties			3,049,462
Mr. Wu Wei [Member]
Loans lent to related parties:
Payments to Fund Long-term Loans to Related Parties		661,208
Repayments of loans to related parties:
Repayments of loans to related parties		661,208
Ms. Chun E Ye [Member]
Loans lent to related parties:
Payments to Fund Long-term Loans to Related Parties		21,500,000	23,300,000
Repayments of loans to related parties:
Repayments of loans to related parties		27,478,355	17,321,645
Rental Revenue [Member] | Yuanmeng [Member]
Rental revenue:
Revenue from Related Parties	152,382	914,287	1,619,048
Rental Revenue [Member] | Lianwai Kindergarten [Member]
Rental revenue:
Revenue from Related Parties	754,285	754,285	754,285
Short-term Debt [Member] | Ms. Fen Ye [Member]
Repayments of loans to related parties:
Repayments of loans to related parties			3,049,462
Repayment of Loans Due To Lianwai Kindergarten [Member]
Repayments of loans to related parties:
Repayments of loans to related parties			¥ 16,349,911